Columbia Select Large Cap Growth Fund
First Quarter Report
June 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 0.3%
Space Exploration Technologies Corp., Class A(a)	10,038	1,715,093
Entertainment 0.6%
TKO Group Holdings, Inc.	16,268	3,274,911
Interactive Media & Services 9.4%
Alphabet, Inc., Class A	86,915	31,060,813
Meta Platforms, Inc., Class A	33,106	18,648,279
Total		49,709,092
Total Communication Services		54,699,096
Consumer Discretionary 9.5%
Automobiles 1.0%
Tesla, Inc.(a)	13,085	5,503,551
Broadline Retail 3.6%
Amazon.com, Inc.(a)	78,949	18,816,705
Hotels, Restaurants & Leisure 3.9%
DraftKings, Inc., Class A(a)	154,194	3,894,940
Expedia Group, Inc.	21,963	5,619,892
Hilton Worldwide Holdings, Inc.	14,837	4,903,035
Royal Caribbean Cruises Ltd.	18,933	6,011,796
Total		20,429,663
Specialty Retail 1.0%
TJX Companies, Inc. (The)	36,009	5,455,363
Total Consumer Discretionary		50,205,282
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	12,806	11,979,629
Household Products 0.7%
Colgate-Palmolive Co.	42,228	3,871,463
Total Consumer Staples		15,851,092
Financials 5.6%
Banks 2.3%
Bank of America Corp.	114,701	6,535,663
Citigroup, Inc.	41,756	5,844,170
Total		12,379,833
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.7%
Goldman Sachs Group, Inc. (The)	3,746	3,788,592
Financial Services 2.6%
Visa, Inc., Class A	40,003	13,724,629
Total Financials		29,893,054
Health Care 8.7%
Biotechnology 2.7%
Argenx SE, ADR(a)	3,267	3,031,024
Insmed, Inc.(a)	46,706	4,979,794
Revolution Medicines, Inc.(a)	18,550	3,474,044
Vertex Pharmaceuticals, Inc.(a)	5,804	2,883,021
Total		14,367,883
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc.(a)	9,630	3,829,658
Health Care Providers & Services 0.8%
Guardant Health, Inc.(a)	29,117	4,368,423
Life Sciences Tools & Services 0.8%
Illumina, Inc.(a)	23,608	4,150,995
Pharmaceuticals 3.7%
Eli Lilly & Co.	16,337	19,595,088
Total Health Care		46,312,047
Industrials 9.9%
Aerospace & Defense 1.7%
Arxis, Inc.(a)	40,956	1,889,710
General Dynamics Corp.	10,500	3,719,520
Karman Holdings, Inc.(a)	69,153	3,452,118
Total		9,061,348
Commercial Services & Supplies 0.7%
Cintas Corp.	20,741	3,527,629
Construction & Engineering 1.0%
MasTec, Inc.(a)	13,259	5,516,540
Electrical Equipment 4.1%
Bloom Energy Corp., Class A(a)	20,603	6,236,528
Eaton Corp. PLC	7,990	3,404,699

Columbia Select Large Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Large Cap Growth Fund, June 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Generac Holdings, Inc.(a)	18,319	5,363,986
Vertiv Holdings Co.	20,018	6,702,427
Total		21,707,640
Ground Transportation 1.0%
Uber Technologies, Inc.(a)	70,649	5,098,032
Machinery 0.7%
Symbotic, Inc.(a)	86,538	3,889,883
Trading Companies & Distributors 0.7%
United Rentals, Inc.	3,368	3,815,573
Total Industrials		52,616,645
Information Technology 51.4%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	59,140	10,046,703
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	23,124	4,077,224
IT Services 0.9%
Snowflake, Inc., Class A(a)	17,920	4,560,640
Semiconductors & Semiconductor Equipment 30.0%
Advanced Micro Devices, Inc.(a)	27,508	15,979,672
Applied Materials, Inc.	42,422	30,671,106
Broadcom, Inc.	70,341	26,571,313
Micron Technology, Inc.	12,423	14,339,745
NVIDIA Corp.	358,304	71,693,047
Total		159,254,883
Software 12.1%
CrowdStrike Holdings, Inc., Class A(a)	17,365	13,251,926
Microsoft Corp.	76,060	28,371,901
Palantir Technologies, Inc., Class A(a)	19,521	2,277,515
Palo Alto Networks, Inc.(a)	41,845	14,269,982
ServiceNow, Inc.(a)	59,742	5,931,186
Total		64,102,510
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	90,611	26,219,199
Western Digital Corp.	6,515	4,161,261
Total		30,380,460
Total Information Technology		272,422,420
Real Estate 1.0%
Specialized REITs 1.0%
Equinix, Inc.	5,202	5,422,513
Total Real Estate		5,422,513
Total Common Stocks (Cost $293,953,675)		527,422,149

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.767%(b),(c)	1,812,197	1,811,110
Total Money Market Funds (Cost $1,811,239)		1,811,110
Total Investments in Securities (Cost: $295,764,914)		529,233,259
Other Assets & Liabilities, Net		1,258,482
Net Assets		530,491,741
Columbia Select Large Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Large Cap Growth Fund, June 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.767%
	2,904,209	28,800,953	(29,893,735)	(317)	1,811,110	169	27,062	1,812,197
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Fund reorganization
At a meeting held on June 18, 2026, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). Pursuant to applicable law (including the Investment Company act of 1940), the Reorganization does not require shareholder approval. The Reorganization is expected to close on or about November 20, 2026 and is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.

Columbia Select Large Cap Growth Fund  | 2026

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1QT215_(08/26)